Pensions - Defined Benefit Plans Amounts Recognized in Statements of Financial Position (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligations	$ (662,149)	$ (706,559)
Fair value of plan assets	604,479	559,921
Net defined benefit liability	$ (57,670)	$ (146,638)	$ (227,337)	$ (259,215)